Registration No. 333-146105
File No. 811-22120

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street – 16th Floor
New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of June, 2011.

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

By: William F. Glavin, Jr.*
William F. Glavin, Jr., President
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the	June 14, 2011
William L. Armstrong	Board of Trustees

William F. Glavin*	President, Principal	June 14, 2011
William F. Glavin	Executive Officer and

Brian W. Wixted*	Treasurer, Principal	June 14, 2011
Brian W. Wixted	Financial & Accounting Officer

George C. Bowen*	Trustee	June 14, 2011
George C. Bowen

Edward L. Cameron*	Trustee	June 14, 2011
Edward L. Cameron

Jon S. Fossel*	Trustee	June 14, 2011
Jon S. Fossel

Sam Freedman*	Trustee	June 14, 2011
Sam Freedman

Richard F. Grabish*	Trustee	June 14, 2011
Richard F. Grabish

Beverly L. Hamilton*	Trustee	June 14, 2011
Beverly L. Hamilton

Robert J. Malone*	Trustee	June 14, 2011
Robert J. Malone

F. William Marshall, Jr.*	Trustee	June 14, 2011
F. William Marshall, Jr.

*By:	/s/ Kathleen T. Ives
Kathleen T. Ives, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxnomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document